Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Lease Liability
Beginning balances	$ 3,188	$ 4,321
Additions	319
Remeasurement	2,354	2,232
Interest expense	404	369
Disposal	(1,640)	(496)
Payments	(2,318)	(2,392)
Others		(47)
Foreign currency translation adjustment of subsidiary	494	(799)
Ending balances	2,801	3,188
Current	1,214	1,753	$ 1,609
Non-Current	$ 1,587	$ 1,435	$ 2,712

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.